Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in mortgage servicing rights
Balance at beginning of year		$ 2,847
Changes in fair value:
Balance at end of year		2,584	$ 2,847
Mortgage servicing rights (MSRs)
Changes in mortgage servicing rights
Balance at beginning of year		2,847	2,762	$ 3,036
Originated mortgage servicing rights		266	386	302
Changes in fair value:
Due to change in model inputs and assumptions	[1]	108	372	66
Other changes in fair value	[2]	(637)	(673)	(642)
Balance at end of year		$ 2,584	$ 2,847	$ 2,762

[1]	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
[2]	Other changes in fair value reflect changes due to customer payments and passage of time.